Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table for PEO (1)	Summary compensation table for PEO (1)	Compensation actually paid to PEO (5)	Compensation actually paid to PEO (5)	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (5)	Total shareholder return (2)	Peer group total shareholder return (2)	Net income (in 000s) (3)	Adjusted diluted earnings per common share (4)
2025	$14,944,068		$13,644,464		$1,047,314	$1,344,271	$189	$211	$150,686	$9.82
2024	$3,208,486		$3,340,058		$1,908,832	$2,156,434	$162	$165	$124,059	$7.83
2023	$1,423,772		$1,353,230		$834,582	$714,433	$123	$123	$61,516	$6.72
2022	$2,052,885		$2,163,673		$1,094,003	$1,119,010	$120	$113	$94,260	$6.90
2021	$3,529,055	$3,529,416	$5,261,198	$5,261,559	$1,738,673	$1,322,258	$129	$136	$60,652	$6.57

(1) For 2025 and 2024, our PEO was Mr. Daniels and our remaining NEOs were Messrs. Moore, Witczak, Hutjens, and Bohn. For 2023 and 2022, our PEO was Mr.Daniels and our remaining NEOs were Messrs. Moore, Atwell, Hutjens, and Witczak. For 2021, our PEOs were Messrs. Daniels and Atwell, and our remaining NEOs were Ms. Lawson and Messrs. Moore, Hutjens, Madson, and Witczak.

(2) The total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2021 with dividends reinvested, and compares the performance of Nicolet common stock to the S&P U.S. BMI Bank Index.
(3) Net income of the Company as reported in the Consolidated Statements of Income in Nicolet’s annual report on Form 10-K.
(4) For a reconciliation of these non-GAAP financial measures to the most comparable GAAP measures, please refer to Appendix A of this Proxy Statement.
(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Company Selected Measure Name	Adjusted diluted earnings per common share
Named Executive Officers, Footnote	(1) For 2025 and 2024, our PEO was Mr. Daniels and our remaining NEOs were Messrs. Moore, Witczak, Hutjens, and Bohn. For 2023 and 2022, our PEO was Mr.Daniels and our remaining NEOs were Messrs. Moore, Atwell, Hutjens, and Witczak. For 2021, our PEOs were Messrs. Daniels and Atwell, and our remaining NEOs were Ms. Lawson and Messrs. Moore, Hutjens, Madson, and Witczak.
Adjustment To PEO Compensation, Footnote	(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Adjustments to Determine Compensation Actually Paid to PEO	2025 *	2024 *	2023 *	2022 *	2021 *	2021 ^
Less: value of Stock Awards included in SCT	$(12,391,200)	$(1,049,879)	$(109,472)	$(218,565)	$(210,625)	$(210,625)
Less: value of Option Awards included in SCT	—	—	—	—	—	—
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	10,917,000	1,002,940	2,670	(2,088)	24,052	24,052
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	125,351	32,823	(79,020)	82,384	1,135,200	1,135,200
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	—	—	36,491	72,855	70,208	70,208
Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Year	49,245	145,688	78,789	176,202	713,308	713,308
Total Adjustments	$(1,299,604)	$131,572	$(70,542)	$110,788	$1,732,143	$1,732,143

* Adjustments to determine the Compensation Actually Paid to Mr. Daniels.
^ Adjustments to determine the Compensation Actually Paid to Mr. Atwell.

Non-PEO NEO Average Total Compensation Amount	$ 1,047,314	$ 1,908,832	$ 834,582	$ 1,094,003	$ 1,738,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,344,271	2,156,434	714,433	1,119,010	1,322,258
Adjustment to Non-PEO NEO Compensation Footnote	(5) The following tables reflect the adjustments made in each year presented in the Pay versus Performance table above to arrive at the compensation actually paid to our PEO and Non-PEO NEOs.

Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs	2025	2024	2023	2022	2021
Less: value of Stock Awards included in SCT	$—	$(538,161)	$(60,210)	$(114,625)	$(231,013)
Less: value of Option Awards included in SCT	—	(348,699)	—	—	(901,175)
Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Year	—	915,660	1,468	(1,095)	495,209
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	216,190	186,672	(80,519)	44,530	125,578
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year	—	—	29,231	38,208	31,106
Change in Fair Value of Equity Awards Granted in Prior Years and Vested in Year	80,767	32,130	(10,119)	57,989	77,140
Fair Value of Awards Granted in Prior Years Forfeited in Year	—	—	—	—	(13,260)
Total Adjustments	$296,957	$247,602	$(120,149)	$25,007	$(416,415)

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted Diluted Earnings Per Share
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table	Measure 1 - Adjusted diluted earnings per common share •Measure 2 - Net interest income •Measure 3 - Nonperforming assets to total assets
Total Shareholder Return Amount	$ 189	162	123	120	129
Peer Group Total Shareholder Return Amount	211	165	123	113	136
Net Income (Loss)	$ 150,686,000	$ 124,059,000	$ 61,516,000	$ 94,260,000	$ 60,652,000
Company Selected Measure Amount | $ / shares	9.82	7.83	6.72	6.90	6.57
PEO Name	Daniels	Daniels	Daniels	Daniels
Additional 402(v) Disclosure	(2) The total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2021 with dividends reinvested, and compares the performance of Nicolet common stock to the S&P U.S. BMI Bank Index.(3) Net income of the Company as reported in the Consolidated Statements of Income in Nicolet’s annual report on Form 10-K.Pursuant to the requirements of Item 402(v), the following graphs reflect the relationships between the Compensation Actually Paid or “CAP” and the Company’s cumulative TSR and the Peer Group’s cumulative TSR, the Company’s Net Income, and Adjusted Diluted Earnings Per Share. For a more thorough discussion of how the Committee reviews and assesses the relationship between executive compensation and Company performance, please refer to the Compensation Discussion and Analysis.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per common share
Non-GAAP Measure Description	(4) For a reconciliation of these non-GAAP financial measures to the most comparable GAAP measures, please refer to Appendix A of this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name	Net interest income
Measure:: 3
Pay vs Performance Disclosure
Name	Nonperforming assets to total assets
Daniels [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,944,068	$ 3,208,486	$ 1,423,772	$ 2,052,885	$ 3,529,055
PEO Actually Paid Compensation Amount	13,644,464	3,340,058	1,353,230	2,163,673	$ 5,261,198
PEO Name					Daniels
Atwell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,529,416
PEO Actually Paid Compensation Amount					$ 5,261,559
PEO Name					Atwell
PEO | Daniels [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,299,604)	131,572	(70,542)	110,788
PEO | Daniels [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,391,200)	(1,049,879)	(109,472)	(218,565)
PEO | Daniels [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Daniels [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,917,000	1,002,940	2,670	(2,088)
PEO | Daniels [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,351	32,823	(79,020)	82,384
PEO | Daniels [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	36,491	72,855
PEO | Daniels [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,245	145,688	78,789	176,202
PEO | Atwell [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,732,143	$ 1,732,143
PEO | Atwell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(210,625)	(210,625)
PEO | Atwell [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Atwell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				24,052	24,052
PEO | Atwell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,135,200	1,135,200
PEO | Atwell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				70,208	70,208
PEO | Atwell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				713,308	713,308
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,957	247,602	(120,149)	25,007	(416,415)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(538,161)	(60,210)	(114,625)	(231,013)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(348,699)	0	0	(901,175)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	915,660	1,468	(1,095)	495,209
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,190	186,672	(80,519)	44,530	125,578
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	29,231	38,208	31,106
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,767	32,130	(10,119)	57,989	77,140
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (13,260)